Supplemental Financial Information - Inventories, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Raw materials	$ 70	$ 69
Work in process	515	415
Finished goods	130	134
Inventory net	$ 715	$ 618	$ 513